SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Condensed Consolidated Balance Sheet (Unaudited) (Details) - USD ($)	Dec. 31, 2018	Sep. 30, 2018
Current assets:
Prepaid expenses and other current assets	$ 18,688	$ 688
Total current assets	228,242	124,836
Total assets	296,673	217,612
Current liabilities:
Deferred revenue, current portion	346,197	354,362
Total current liabilities	1,364,478	1,293,364
Total liabilities	1,520,918	$ 1,405,697
As reported [Member]
Current assets:
Prepaid expenses and other current assets	18,688
Total current assets	228,242
Total assets	296,673
Current liabilities:
Deferred revenue, current portion	346,197
Total current liabilities	1,364,478
Total liabilities	1,520,918
Prior to adoption [Member]
Current assets:
Prepaid expenses and other current assets	688
Total current assets	210,242
Total assets	278,673
Current liabilities:
Deferred revenue, current portion	328,197
Total current liabilities	1,346,478
Total liabilities	1,502,918
Effect of adoption [Member]
Current assets:
Prepaid expenses and other current assets	18,000
Total current assets	18,000
Total assets	18,000
Current liabilities:
Deferred revenue, current portion	18,000
Total current liabilities	18,000
Total liabilities	$ 18,000